# NYSE Euronext

[redacted]

11008226

Received SEC
SEP 2 1 2011
Washington, DC 20549

Clinton W. Clark
Senior Analyst
Listing Compliance

11 Wall Street
New York, NY 10005
T +1 212 656-4632
F +1 212 656-5780
cclark2@nyx.com

September 21, 2011

CENTRACA
001-33434

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

| | | |
|---|---|---|
| Re: | Issuer: | Credit Suisse AG |
| | Issuer CIK: | 0001053092 |
| | SEC File Number: | 001-33434 |
| | Form 8-A Date: | 9/20/2011 |

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

**Market Neutral Equity ETN Linked to the HS Market Neutral Index Powered by HOLT™ due September 22, 2031**

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

**NYSE Regulation**

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 S. Wacker Drive, Suite 1800
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com

September 16, 2011

Mr. Dale Riker
Treasurer and Secretary
Teucrium Trading, LLC
232 Hidden Lake Road, Building A
Brattleboro, Vermont 05301

Re: NYSE Arca, Inc. Listing Approval

Dear Mr. Riker:

This letter will serve to confirm the approval by NYSE Regulation of the original listing of the following series of the Teucrium Commodity Trust for listing on NYSE Arca, Inc.:

**Common units of Teucrium Soybean Fund**
**Common units of Teucrium Sugar Fund**
**Common units of Teucrium Wheat Fund**

We have certified our approval to the Securities and Exchange Commission. I have enclosed a copy of the certification letter for your files. We anticipate admitting the securities to trading on a listed basis on Monday, September 19, 2011.

Thank you for your assistance throughout this process. If I may be of further assistance, please contact me at (312) 442-7832.

Sincerely,

Craig Gray
Manager, Listing Compliance